INCOME TAXES (Components of deferred tax provision (benefit)) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Deferred tax provision (benefit)	$ (309,000)	$ 285,000	$ 877,000
Tax depreciation exceeding book depreciation [Member]
Deferred tax provision (benefit)	406,019	380,598	695,771
Decrease (increase) of rental income received in advance [Member]
Deferred tax provision (benefit)	22,995	(39,528)	(106,944)
Increase (decrease) in unbilled receivables [Member]
Deferred tax provision (benefit)	172,860	(19,005)	449,617
Deferred revenue [Member]
Deferred tax provision (benefit)	(946,033)
Other [Member]
Deferred tax provision (benefit)	$ 35,159	$ (37,065)	$ (161,444)